Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000009524 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class A
Trading Symbol	DGFAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$112	0.93%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 41.58%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	41.58%	9.50%	8.29%
Davis Global Fund (Class A) — With sales charge*	34.85%	8.45%	7.77%
MSCI ACWI	32.79%	11.07%	9.05%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 872,400,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%

C000009526 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class C
Trading Symbol	DGFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$209	1.74%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 40.41%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	40.41%	8.63%	7.62%
Davis Global Fund (Class C) — With CDSC*,**	39.41%	8.63%	7.62%
MSCI ACWI	32.79%	11.07%	9.05%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 872,400,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%

C000039882 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class Y
Trading Symbol	DGFYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$83	0.69%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 41.95%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	41.95%	9.76%	8.56%
MSCI ACWI	32.79%	11.07%	9.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 872,400,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%

C000039879 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class A
Trading Symbol	DILAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$133	1.09%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 43.62%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	43.62%	4.90%	4.23%
Davis International Fund (Class A) — With sales charge*	36.80%	3.89%	3.73%
MSCI ACWI ex USA	24.33%	5.77%	4.79%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 173,200,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 779,500
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%

C000039881 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class C
Trading Symbol	DILCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$223	1.84%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 42.43%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	42.43%	4.08%	3.49%
Davis International Fund (Class C) — With CDSC*,**	41.43%	4.08%	3.49%
MSCI ACWI ex USA	24.33%	5.77%	4.79%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 173,200,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 779,500
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%

C000082064 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class Y
Trading Symbol	DILYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$95	0.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 44.01%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	44.01%	5.18%	4.53%
MSCI ACWI ex USA	24.33%	5.77%	4.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 173,200,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 779,500
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5

Holdings [Text Block]	Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%